Financial Assets - non-current	6 Months Ended
Jun. 30, 2021
Financial Assets - non-current
Financial Assets - non-current
8.	Financial Assets – non-current

	As of
	June 30,	December 31,
(in thousands of $)	2021	2020
Non-current financial assets held at fair value through profit or loss	$17,458	$6,307
Non-current financial assets held at fair value through OCI	100,563	—
Total financial assets - non-current	$118,021	$6,307

Please also refer to note 15 for more information on the financial instruments.